Note 22 - Income Tax (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred Tax Assets, Net, Total	$ 45,008	$ 9,402
Undistributed Earnings of Foreign Subsidiaries	117,897	107,323
Unrecognized Tax Benefits, Ending Balance	2,344	1,468	$ 1,460
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	2,344	1,468
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense, Total	224	72	6
Recovery of Income Tax Interest and Penalties	44	80	$ 173
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued, Total	362	182
Significant Change in Unrecognized Tax Benefits is Reasonably Possible, Amount of Unrecorded Benefit	$ 262
Domestic Tax Authority [Member] | Canada Revenue Agency [Member] | Minimum [Member]
Income Tax Return Examination Period (Year)	4 years
Domestic Tax Authority [Member] | Canada Revenue Agency [Member] | Maximum [Member]
Income Tax Return Examination Period (Year)	7 years
Domestic Tax Authority [Member] | Internal Revenue Service (IRS) [Member] | Minimum [Member]
Income Tax Return Examination Period (Year)	3 years
Domestic Tax Authority [Member] | Internal Revenue Service (IRS) [Member] | Maximum [Member]
Income Tax Return Examination Period (Year)	5 years
Foreign Tax Authority [Member] | Other Foreign Tax Authorities [Member]
Income Tax Return Examination Period (Year)	4 years
UNITED STATES
Undistributed Earnings of Foreign Subsidiaries	$ 0	$ 0